Related party transactions with affiliated company (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Related Party Transactions [Table Text Block]
	Executive
(In thousands)	Officers	Directors	Total
Balance at December 31, 2013	$29,713	$66,841	$96,554
New loans	1,163	74,327	75,490
Payments	(1,318)	(17,161)	(18,479)
Other changes	4,529	-	4,529
Balance at December 31, 2014	$34,087	$124,007	$158,094
New loans	2,062	27,426	29,488
Payments	(1,239)	(44,712)	(45,951)
Other changes	23,607	-	23,607
Balance at December 31, 2015	$58,517	$106,721	$165,238
New loans and payments includes disbursements and collections from existing lines of credit.

PRLP 2011 Holding, LLC
Schedule Equity Method Investments Table [Text Block]
(In thousands)	December 31, 2015	December 31, 2014
Equity investment in PRLP 2011 Holdings, LLC	$13,069	$23,650

Proportionate Share Of Income Loss And Changes In Stockholders Equity TableTextBlock
	Years ended December 31,
(In thousands)	2015	2014	2013
Share of (loss) income from the equity investment in PRLP 2011 Holdings, LLC	$(4,021)	$(2,947)	$3,347

Income Statement Data Resulting From Related Party Transactions Table [Text Block]
	For the years ended December 31,
(In thousands)	2015	2014	2013	Category
Interest income on loan to PRLP 2011 Holdings, LLC	$189	$425	$1,162	Interest income

Balance Sheet Data Resulting From Related Party Transactions Table [Text Block]
(In thousands)	December 31, 2015	December 31, 2014
Loans	$980	$4,652
Accrued interest receivable	10	22
Deposits (non-interest bearing)	(18,808)	(2,685)
Net total	$(17,818)	$1,989

EVERTEC Inc.
Schedule Equity Method Investments Table [Text Block]
(In thousands)	December 31, 2015	December 31, 2014
Equity investment in EVERTEC	$33,590	$25,146

Proportionate Share Of Income Loss And Changes In Stockholders Equity TableTextBlock
	Years ended December 31,
(In thousands)	2015	2014	2013
Share of income (loss) from investment in EVERTEC	$11,593	$10,536	$(3,762)
Share of other changes in EVERTEC's stockholders' equity	1,636	381	18,965
Share of EVERTEC's changes in equity recognized in income	$13,229	$10,917	$15,203

Income Statement Data Resulting From Related Party Transactions Table [Text Block]
	Years ended December 31,
(In thousands)	2015	2014	2013	Category
Interest income on loan to EVERTEC	$-	$-	$2,490	Interest income
Interest income on investment securities issued by EVERTEC	-	-	1,269	Interest income
Interest expense on deposits	(58)	(67)	(128)	Interest expense
ATH and credit cards interchange income from services to EVERTEC	27,816	26,646	25,571	Other service fees
Debt prepayment penalty paid by EVERTEC	-	-	5,856	Net gain (loss) and valuation adjustments on investment securities
Consulting fee paid by EVERTEC	-	-	9,854	Other operating income
Rental income charged to EVERTEC	6,898	6,874	6,560	Net occupancy
Processing fees on services provided by EVERTEC	(164,809)	(154,839)	(155,521)	Professional fees
Other services provided to EVERTEC	1,311	1,012	843	Other operating expenses
Total	$(128,842)	$(120,374)	$(103,206)

Balance Sheet Data Resulting From Related Party Transactions Table [Text Block]
(In thousands)	December 31, 2015	December 31, 2014
Accounts receivable (Other assets)	$3,148	$5,065
Deposits	(23,973)	(15,481)
Accounts payable (Other liabilities)	(16,192)	(15,511)
Net total	$(37,017)	$(25,927)

PR Asset Portfolio 2013-1 International, LLC
Schedule Equity Method Investments Table [Text Block]
(In thousands)	December 31, 2015	December 31, 2014
Equity investment in PR Asset Portfolio 2013-1 International, LLC	$25,094	$31,374

Proportionate Share Of Income Loss And Changes In Stockholders Equity TableTextBlock
	Years ended December 31,
(In thousands)	2015	2014	2013
Share of (loss) income from the equity investment in PR Asset Portfolio 2013-1 International, LLC	$(6,280)	$745	$(1,979)

Income Statement Data Resulting From Related Party Transactions Table [Text Block]
	Years ended December 31,
(In thousands)	2015	2014	2013	Category
Interest income on loan to PR Asset Portfolio 2013-1 International, LLC	$2,805	$4,340	$2,966	Interest income
Interest expense on deposits	(4)	-	-	Interest expense
Servicing fee paid by PR Asset Portfolio 2013-1 International, LLC	-	70	150	Other service fees
Total	$2,801	$4,410	3,116

Balance Sheet Data Resulting From Related Party Transactions Table [Text Block]
(In thousands)	December 31, 2015	December 31, 2014
Loans	$58,302	$110,643
Accrued interest receivable	169	314
Deposits	(11,772)	(12,960)
Net total	$46,699	$97,997